Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities
Schedule of contract liabilities

(In thousands)	December 31, 2024	December 31, 2025
Current:
Membership subscription	38,479	40,276
Live streaming	953	1,720
Others	504	1,111
Total	39,936	43,107
Non-current:
Membership subscription	458	1,624
Total	458	1,624